ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2019	2018
Operating expense and other accruals and liabilities	$52,326	$45,293
Property and equipment payables	25,386	13,152
Advance customer deposits and ticket sales	3,946	4,380
Operating lease liabilities	895	—

	$82,553	$62,825